Share-Based Payments - Summary Of NHL warrants (Details)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 instrument $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement
Granted and outstanding (Number of warrants) | instrument			1,353,740
Unvested (Number of warrants) | shares	1,353,740	1,353,740	1,353,740
Outstanding, Weighted average exercise price			$ 23.45
Unvested, Weighted Average Exercise Price	$ 23.45	$ 23.45	$ 23.45